Employee Retirement Plans - Funded Status of Pension and Other OPEB Benefits Reconciled to Amounts Reported on Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Funded status, end of year:
Fair value of plan assets	$ 594.8	$ 638.2
Amounts recognized in the balance sheets consist of:
Noncurrent liability	(202.8)	(250.5)
Pension Benefits [Member]
Funded status, end of year:
Fair value of plan assets	594.8	638.2	$ 659.4
Benefit obligations	737.0	786.8	673.4
Unfunded status	(142.2)	(148.6)
Amounts recognized in the balance sheets consist of:
Current liability	(1.5)	(1.5)
Noncurrent liability	(140.7)	(147.1)
Amount recognized, end of year	(142.2)	(148.6)
Gross amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	(135.1)	(131.5)
Prior service credit (cost)	(0.1)	(0.1)
Amount recognized, end of year	(135.2)	(131.6)
OPEB Benefits [Member]
Funded status, end of year:
Benefit obligations	69.3	111.7	$ 97.9
Unfunded status	(69.3)	(111.7)
Amounts recognized in the balance sheets consist of:
Current liability	(7.2)	(8.7)
Noncurrent liability	(62.1)	(103.0)
Amount recognized, end of year	(69.3)	(111.7)
Gross amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	(3.4)	(12.3)
Prior service credit (cost)	90.7	71.2
Amount recognized, end of year	$ 87.3	$ 58.9